Property, Plant and Equipment, Net	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Notes
Property, Plant and Equipment, Net

PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	March 31, 2014	June 30, 2013
	(unaudited)
Buildings	$11,520,404	$9,121,541
Plant equipment	8,832,992	8,548,658
Office equipment	285,152	250,339
Motor vehicles	278,667	291,784
Total	20,917,215	18,212,322

Less: accumulated depreciation	(3,668,064)	(2,827,442)
Construction in progress	78,712	2,293,573

Property, plant and equipment, net	$17,327,863	$17,678,453

Depreciation expense for property, plant and equipment for the three months ended March 31, 2014 and 2013 amounted to $293,168 and $139,789, respectively. Depreciation expense for property, plant and equipment for the nine months ended March 31, 2014 and 2013 amounted to $848,747 and $427,279, respectively.

 On June 8, 2010, Yantai Tianzheng signed an agreement with Yantai Huanghai Construction Co. to construct certain portions of a factory. The total contract price amounted to approximately $3,160,000 (RMB 19.5 million). The construction is 100% completed and transferred into buildings as of March 31, 2014.

PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	June 30, 2013	June 30, 2012

Buildings	$9,121,541	$8,928,545
Plant equipment	8,548,658	2,490,764
Office equipment	250,339	208,539
Motor vehicles	291,784	285,610
Total	18,212,322	11,913,458

Less: accumulated depreciation	(2,827,442)	(2,188,340)
Construction in progress	2,293,573	1,956,154

Property, plant and equipment, net	$17,678,453	$11,681,272

Depreciation expense for property, plant and equipment for the years ended June 30, 2013 and 2012 amounted to $582,748 and $563,214, respectively.

On June 8, 2010, Yantai Tianzheng signed an agreement with Yantai Huanghai Construction Co. to construct certain portions of a factory. The total contract price amounted to approximately $3,150,000 (RMB 19.5 million). Management estimates that construction is 85% completed as of June 30, 2013 and that the project will be completed by December 31, 2013. The remaining commitment of the contract amounted to approximately $0.5 million (RMB 3.1 million) as of June 30, 2013.